Related party transactions - Amounts Due To And From Related Parties (Details) - Related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	$ 726,310	$ 1,161,649
Short-Term Loan Interest Bearing- Related Parties	68,332	26,618
Long-Term Interest Bearing Liabilities- Related Parties	1,409,244	43,643
Interest expense - related parties	92,033	37,924	$ 30,832
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	223,207	128,285
Volvo Cars
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	499,480	1,089,144
Short-Term Loan Interest Bearing- Related Parties	10,628	9,928
Long-Term Interest Bearing Liabilities- Related Parties	1,049,463	43,643
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	168,523	124,531
Geely
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	224,808	71,116
Short-Term Loan Interest Bearing- Related Parties	21,956	0
Long-Term Interest Bearing Liabilities- Related Parties	359,781	0
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	53,730	3
Volvofinans Bank AB
Disclosure of transactions between related parties [line items]
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	2,022	1,389
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	954	3,751
Volvo Car Financial Services UK
Disclosure of transactions between related parties [line items]
Short-Term Loan Interest Bearing- Related Parties	$ 35,748	$ 16,690